Submission	Oct. 07, 2025
Submission [Line Items]
Central Index Key	0001782309
Registrant Name	Skillful Craftsman Education Technology Ltd
Form Type	F-3
Submission Type	F-3
Fee Exhibit Type	EX-FILING FEES
Combined Prospectus Table N/A	N/A